FMSF N-Q PE 9/30/11

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual Beacon Fund

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Energy Equipment & Services 2.8%			
[a]Rowan Cos. PLC	United States	1,001,305	33,814,070
Transocean Ltd.	United States	1,620,235	72,732,349
			106,546,419
Food & Staples Retailing 1.9%			
CVS Caremark Corp.	United States	786,890	38,101,214
Walgreen Co.	United States	955,354	34,813,100
			72,914,314
Food Products 1.2%			
[a]Farmer Brothers Co.	United States	24,794	235,791
Kraft Foods Inc., A	United States	1,087,669	44,975,113
			45,210,904
Health Care Equipment & Supplies 2.8%			
[a]Boston Scientific Corp.	United States	3,506,906	20,129,640
Medtronic Inc.	United States	2,043,050	88,096,316
			108,225,956
Health Care Providers & Services 1.4%			
Cigna Corp.	United States	1,127,704	53,193,798
Insurance 8.9%			
ACE Ltd.	United States	521,780	39,446,568
Ageas	Belgium	1,594,099	38,224,954
[a]American International Group Inc.	United States	1,306,516	42,840,660
[a,b]Olympus Re Holdings Ltd.	United States	106,700	—
RenaissanceRe Holdings Ltd.	United States	543,314	41,856,911
RSA Insurance Group PLC	United Kingdom	32,046,070	57,205,637
White Mountains Insurance Group Ltd.	United States	239,181	122,781,174
			342,355,904
Internet Software & Services 3.2%			
[a]Google Inc., A	United States	62,691	47,300,359
[a]Open Text Corp.	Canada	1,381,104	76,154,075
			123,454,434
IT Services 0.5%			
[f]Polaris Financial Technology Ltd.	India	6,942,715	17,117,316
Marine 0.9%			
A.P. Moller - Maersk AS, B	Denmark	5,030	35,999,173
Media 9.2%			
British Sky Broadcasting Group PLC	United Kingdom	3,264,627	39,207,202
CBS Corp., B	United States	901,636	32,756,436
Comcast Corp., Special A	United States	731,577	25,458,880
News Corp., B	United States	3,687,347	91,446,205
Reed Elsevier PLC	United Kingdom	4,388,143	41,965,378
Time Warner Cable Inc.	United States	1,298,966	123,479,708
			354,313,809
Metals & Mining 1.5%			
[a,b,f]PMG LLC	United States	23,726	2,270,602
ThyssenKrupp AG	Germany	2,559,766	54,407,130
			56,677,732
Multi-Utilities 0.9%			
GDF Suez	France	1,558,550	34,848,977
Office Electronics 1.9%			
Xerox Corp.	United States	9,705,146	71,235,772
Oil, Gas & Consumable Fuels 7.6%			
Apache Corp.	United States	722,740	62,495,328
CONSOL Energy Inc.	United States	1,691,050	50,816,052
Marathon Oil Corp.	United States	1,841,612	54,456,467
Nexen Inc.	Canada	1,871,030	47,411,900

Mutual Beacon Fund

Statement of Investments, September 30, 2012 (unaudited) (continued)

Mutual Beacon Fund

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

		Shares	
Companies in Liquidation 0.0%†			
[a]Adelphia Recovery Trust	United States	48,268,724	48,269
[a,d]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	6,161,087	61,611
[a,b,c,f]CB FIM Coinvestors LLC	United States	15,831,950	—
[a,d,e]Century Communications Corp., Contingent Distribution	United States	16,986,000	—
[a,b]FIM Coinvestor Holdings I, LLC	United States	19,805,560	—
Total Companies in Liquidation (Cost $5,503,771)			109,880
Total Investments before Short Term Investments (Cost $3,023,564,099)			3,479,192,565
		Principal Amount*	
Short Term Investments 8.8%			
Convertible Notes (Cost $13,920,274) 0.4%			
[j]iStar Financial Inc., cvt., senior note, FRN, 0.961%, 10/01/12	United States	13,924,000	13,971,864
U.S. Government and Agency Securities 8.3%			
[h]U.S. Treasury Bills,			
10/04/12	United States	60,000,000	59,999,760
3/21/13	United States	40,000,000	39,975,320
[g]10/11/12 - 3/28/13	United States	221,000,000	220,922,504
Total U.S. Government and Agency Securities (Cost $320,891,302)			320,897,584
Total Investments before Repurchase Agreements (Cost $3,358,375,675)			3,814,062,013
[i]**Repurchase Agreements (Cost $3,900,000) 0.1%**			
Credit Suisse Securities (USA) LLC, 0.20%, 10/01/12 (Market Value $3,900,065) Collateralized by U.S. Treasury Notes, 1.375%, 11/30/15 (valued at $3,978,809)	United States	3,900,000	3,900,000
Total Investments (Cost $3,362,275,675) 99.4%			3,817,962,013
Options Written (0.0)%†			(480,760)
Securities Sold Short (0.0)%†			(795,440)
Other Assets, less Liabilities 0.6%			21,879,438
Net Assets 100.0%			$ 3,838,565,251
		Number of Contracts	
Options Written (Premiums Received $360,483) (0.0)%†			
Calls – Exchange-Traded			
Computers & Peripherals (0.0)%†			
SanDisk Corp., October Strike Price $42, Expires 10/20/12	United States	1,717	$ (480,760)
		Shares	
[k]**Securities Sold Short (Proceeds $816,449) (0.0)%†**			
Common Stocks (0.0)%†			
Food Products (0.0)%†			
Kraft Foods Group Inc., when issued	United States	17,815	$ (795,440)

†Rounds to less than 0.1% of net assets.

*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.

[a]Non-income producing.

[b]See Note 5 regarding restricted securities.

[c]At September 30, 2012, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[d]Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

[e]Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2012, the aggregate value of these securities was $36,870,027, representing 0.96% of net assets.

[f]See Note 6 regarding holdings of 5% voting securities.

[g]Security or a portion of the security has been pledged as collateral for open futures, forward and written options contracts. At September 30, 2012, the aggregate value of these securities and/or cash pledged as collateral was $24,152,714, representing 0.63% of net assets.

Mutual Beacon Fund

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

[h] A portion or all of the security is held in connection with written option contracts open at period end.
[i] Amount represents notional amount under the terms of the option.
[j] The coupon rate shown represents the rate at period end.
[k] Income may be received in additional securities and/or cash.
[l] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2012, the aggregate value of these securities was $80,846,797, representing 2.11% of net assets.
[m] Defaulted security or security for which income has been deemed uncollectible.
[n] A portion or all of the security purchased on a delayed delivery basis.
[o] The security is traded on a discount basis with no stated coupon rate.
[p] At September 30, 2012, all repurchase agreements had been entered into on September 28, 2012.
[q] Security sold on a when-issued basis resulting in a short position. As such, the Fund is not subject to the deposit requirement or fees and expenses associated with short sale transactions.

At September 30, 2012, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts						
EUR/USD	Short	352	$ 56,592,800	12/17/12	$ -	$ (6,253)
GBP/USD	Short	653	65,855,050	12/17/12	-	(291,887)
Total					-	(298,140)
Net unrealized appreciation (depreciation)						$ (298,140)

At September 30, 2012, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	FBCO	Buy	11,788,802	$ 15,227,515	10/16/12	$ -	$ (36,382)
Euro	SCBT	Buy	8,073,521	10,406,892	10/16/12	-	(30,122)
Euro	DBFX	Buy	1,384,644	1,789,469	10/16/12	-	(5,015)
Euro	BANT	Buy	263,364	340,996	10/16/12	-	(2,498)
Euro	BBU	Buy	152,927	197,522	10/16/12	-	(967)
Euro	DBFX	Buy	2,977,959	3,800,980	10/16/12	33,379	-
Euro	FBCO	Buy	796,793	1,023,294	10/16/12	811	-
Euro	HSBC	Buy	1,360,547	1,753,085	10/16/12	1,007	-
Euro	SCBT	Buy	1,418,052	1,827,883	10/16/12	347	-
Euro	BBU	Sell	25,059,128	33,050,621	10/16/12	842,517	-
Euro	BANT	Sell	20,620,852	27,200,141	10/16/12	696,483	-
Euro	DBFX	Sell	5,179,006	6,826,606	10/16/12	170,111	-
Euro	HSBC	Sell	534,561	707,331	10/16/12	20,268	-
British Pound	FBCO	Sell	41,072,160	64,134,680	10/19/12	-	(2,182,319)
British Pound	SCBT	Sell	38,661,561	60,380,199	10/19/12	-	(2,044,536)
British Pound	HSBC	Sell	2,288,239	3,584,944	10/19/12	-	(109,752)
British Pound	BBU	Sell	1,625,087	2,545,419	10/19/12	-	(78,521)
British Pound	HAND	Sell	1,262,384	1,974,034	10/19/12	-	(64,269)
British Pound	DBFX	Sell	1,123,300	1,754,482	10/19/12	-	(59,250)
British Pound	BANT	Sell	989,712	1,557,143	10/19/12	-	(40,892)

Mutual Beacon Fund

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

British Pound	BANT	Buy	3,931,053	6,378,710	10/19/12	-	(32,444)
British Pound	SCBT	Buy	248,947	401,731	10/19/12	-	(53)
British Pound	SCBT	Buy	7,344,660	11,661,113	10/19/12	197,912	-
British Pound	BBU	Buy	504,150	782,655	10/19/12	31,369	-
British Pound	FBCO	Buy	837,472	1,304,068	10/19/12	48,153	-
Japanese Yen	HSBC	Sell	843,372,826	10,417,497	10/22/12	-	(392,320)
Japanese Yen	FBCO	Sell	95,361,000	1,218,216	10/22/12	-	(4,061)
Japanese Yen	HSBC	Buy	35,419,800	455,083	10/22/12	-	(1,095)
Japanese Yen	DBFX	Sell	19,753,350	253,086	10/22/12	-	(100)
Japanese Yen	HSBC	Buy	19,753,350	247,122	10/22/12	6,064	-
Japanese Yen	DBFX	Buy	149,171,850	1,869,697	10/22/12	42,293	-
Japanese Yen	FBCO	Buy	73,673,326	936,829	10/22/12	7,469	-
Japanese Yen	BBU	Buy	23,159,100	295,612	10/22/12	1,227	-
Japanese Yen	SCBT	Sell	6,715,332	86,497	10/22/12	424	-
Norwegian Krone	HAND	Sell	133,230,345	22,307,002	11/19/12	-	(906,589)
Norwegian Krone	BBU	Sell	5,770,000	949,372	11/19/12	-	(55,972)
British Pound	BBU	Sell	34,726,614	54,937,503	11/21/12	-	(1,127,835)
British Pound	HSBC	Sell	20,579,477	32,547,098	11/21/12	-	(678,005)
British Pound	BANT	Sell	17,363,307	27,474,482	11/21/12	-	(558,188)
British Pound	HAND	Sell	2,710,854	4,253,574	11/21/12	-	(123,039)
British Pound	DBFX	Buy	258,067	396,290	11/21/12	20,353	-
British Pound	SCBT	Buy	682,883	1,057,561	11/21/12	44,939	-
British Pound	BANT	Buy	3,400,000	5,393,624	11/21/12	95,600	-
Euro	DBFX	Sell	16,139,126	20,237,842	11/30/12	-	(515,542)
Euro	BBU	Sell	11,605,336	14,586,080	11/30/12	-	(337,280)
Euro	FBCO	Sell	4,278,715	5,385,720	11/30/12	-	(116,301)
Euro	HSBC	Sell	3,959,981	5,014,332	11/30/12	-	(77,828)
Euro	HAND	Sell	2,560,917	3,235,325	11/30/12	-	(57,771)
Euro	SCBT	Sell	528,528	671,294	11/30/12	-	(8,343)
Euro	BANT	Sell	494,702	628,289	11/30/12	-	(7,851)
Euro	SCBT	Sell	36,574,071	44,923,861	1/17/13	-	(2,134,337)
Euro	HSBC	Sell	19,007,305	23,332,505	1/17/13	-	(1,123,332)
Euro	FBCO	Sell	5,877,222	7,263,594	1/17/13	-	(298,361)
Euro	HAND	Sell	4,009,282	4,960,428	1/17/13	-	(198,133)
Euro	BANT	Sell	1,768,588	2,186,853	1/17/13	-	(88,709)
Euro	BBU	Sell	1,404,406	1,740,071	1/17/13	-	(66,914)
Swiss Franc	FBCO	Sell	7,943,136	8,214,205	2/11/13	-	(253,399)
Swiss Franc	HSBC	Sell	7,333,241	7,583,496	2/11/13	-	(233,942)
Swiss Franc	BBU	Sell	5,168,599	5,314,109	2/11/13	-	(195,761)
Swiss Franc	BANT	Sell	5,204,401	5,352,718	2/11/13	-	(195,318)
Swiss Franc	FBCO	Buy	773,900	830,589	2/11/13	-	(5,590)
Swiss Franc	HAND	Buy	15,276,377	15,713,127	2/11/13	571,915	-
Swiss Franc	FBCO	Buy	290,000	304,261	2/11/13	4,887	-
Swiss Franc	DBFX	Buy	98,300	103,274	2/11/13	1,516	-
British Pound	HAND	Sell	33,450,719	52,467,453	2/19/13	-	(1,523,885)
British Pound	HSBC	Sell	19,601,690	30,725,649	2/19/13	-	(912,579)
British Pound	DBFX	Buy	151,000	243,669	2/19/13	-	(121)
British Pound	HAND	Sell	3,100,000	5,024,818	2/19/13	21,244	-
Australian Dollar	DBFX	Sell	2,336,127	2,384,167	2/25/13	-	(8,964)
Australian Dollar	DBFX	Buy	2,832,000	2,873,010	2/25/13	28,093	-

Mutual Beacon Fund

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Australian Dollar	DBFX	Sell	6,222,989	6,431,152	2/25/13	56,317	-
Euro	HAND	Sell	5,676,035	7,152,032	2/28/13	-	(154,417)
Euro	BANT	Sell	5,258,350	6,616,581	2/28/13	-	(152,204)
Euro	DBFX	Sell	1,876,144	2,379,854	2/28/13	-	(35,203)
Euro	FBCO	Sell	879,598	1,111,235	2/28/13	-	(21,024)
Euro	HSBC	Sell	1,003,406	1,274,433	2/28/13	-	(17,198)
Euro	SCBT	Sell	549,118	704,183	2/28/13	-	(2,667)
Euro	HAND	Sell	807,615	1,039,659	2/28/13	60	-
Euro	HSBC	Sell	515,213	663,491	2/28/13	286	-
Euro	FBCO	Sell	1,656,772	2,145,146	2/28/13	12,474	-
Euro	BANT	Sell	1,310,787	1,697,518	2/28/13	10,214	-
Euro	SCBT	Sell	261,796	344,099	2/28/13	7,104	-
Euro	DBFX	Sell	520,336	684,101	2/28/13	14,301	-
Euro	BBU	Sell	778,878	1,022,958	2/28/13	20,352	-
Unrealized appreciation (depreciation)						3,009,489	(17,277,198)
Net unrealized appreciation (depreciation)							$ (14,267,709)

ABBREVIATIONS

Counterparty

BANT - Bank of America N.A.
BBU - Barclays Bank PLC
DBFX - Deutsche Bank AG
FBCO - Credit Suisse Group AG
HAND - Svenska Handelsbanken
HSBC - HSBC Bank USA, N.A.
MSCS - Morgan Stanley Capital Services, LLC
SCBT - Standard Chartered Bank
UBSW - UBS AG

Currency

EUR - Euro
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

Selected Portfolio

ADR - American Depositary Receipt
FRN - Floating Rate Note
LIBOR - London InterBank Offered Rate
PIK - Payment-In-Kind

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual European Fund

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

[a]SBM Offshore NV	Netherlands	718,324	10,236,983
			30,283,917
Food & Staples Retailing 3.4%			
Koninklijke Ahold NV	Netherlands	2,743,720	34,366,144
Metro AG	Germany	843,076	25,216,015
			59,582,159
Health Care Providers & Services 0.6%			
Celesio AG	Germany	558,707	9,961,785
Hotels, Restaurants & Leisure 2.1%			
Accor SA	France	1,111,196	37,062,247
Ladbrokes PLC	United Kingdom	63,920	178,459
			37,240,706
Household Durables 1.0%			
[a]The Berkeley Group Holdings PLC	United Kingdom	770,174	17,473,121
Industrial Conglomerates 0.3%			
Siemens AG	Germany	47,573	4,744,585
Insurance 10.3%			
ACE Ltd.	United States	306,024	23,135,415
Ageas	Belgium	1,488,339	35,688,932
AXA SA	France	1,709,138	25,455,440
Lancashire Holdings Ltd.	United Kingdom	1,027,808	13,663,093
[a,d]Olympus Re Holdings Ltd.	United States	16,080	—
Resolution Ltd.	United Kingdom	2,528,420	8,867,768
RSA Insurance Group PLC	United Kingdom	17,110,066	30,543,284
Zurich Insurance Group AG	Switzerland	176,900	44,053,358
			181,407,290
Machinery 3.5%			
AB SKF, B	Sweden	423,440	9,139,178
[a]KUKA AG	Germany	688,964	19,831,912
Schindler Holding AG, PC, non-voting	Switzerland	146,593	18,019,194
Schindler Holding AG, RS	Switzerland	121,778	15,033,682
			62,023,966
Marine 3.5%			
A.P. Moller - Maersk AS, B	Denmark	8,591	61,484,869
Media 3.8%			
Eutelsat Communications	France	818,002	26,295,106
Reed Elsevier PLC	United Kingdom	4,134,387	39,538,619
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	Portugal	483,341	1,357,141
			67,190,866
Metals & Mining 1.7%			
ThyssenKrupp AG	Germany	1,419,085	30,162,266
Multi-Utilities 3.2%			
E.ON AG	Germany	1,152,040	27,336,123
GDF Suez	France	1,331,864	29,780,307
			57,116,430
Multiline Retail 1.0%			
Marks & Spencer Group PLC	United Kingdom	3,062,875	17,649,007
Oil, Gas & Consumable Fuels 5.9%			
BP PLC	United Kingdom	4,734,481	33,378,085
Repsol SA	Spain	1,400,804	27,163,558
Royal Dutch Shell PLC, A	United Kingdom	1,230,465	42,534,525
			103,076,168
Pharmaceuticals 4.9%			
Novartis AG	Switzerland	710,824	43,498,241
Roche Holding AG	Switzerland	148,420	27,728,634

At September 30, 2012, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts						
EUR/USD	Short	999	$ 160,614,225	12/17/12	$ -	$ (28,910)
GBP/USD	Short	906	91,370,100	12/17/12	-	(405,246)
Total					-	(434,156)
Net unrealized appreciation (depreciation)						$ (434,156)

At September 30, 2012, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	HSBC	Sell	3,412,844	$ 4,210,767	10/16/12	$ -	$ (175,708)
Euro	SCBT	Buy	4,022,942	5,223,952	10/16/12	-	(53,327)
Euro	FBCO	Buy	6,637,335	8,567,998	10/16/12	-	(24,421)
Euro	BANT	Buy	2,078,734	2,687,388	10/16/12	-	(15,624)
Euro	DBFX	Buy	2,436,992	3,148,230	10/16/12	-	(13,849)
Euro	BBU	Buy	1,894,838	2,447,388	10/16/12	-	(11,982)
Euro	DBFX	Buy	9,102,260	11,722,995	10/16/12	7,439	-
Euro	HSBC	Buy	6,258,516	8,064,192	10/16/12	4,631	-
Euro	SCBT	Buy	6,523,041	8,408,265	10/16/12	1,598	-
Euro	BBU	Sell	46,583,377	61,465,601	10/16/12	1,592,717	-
Euro	BANT	Sell	43,748,111	57,706,383	10/16/12	1,477,622	-
Euro	DBFX	Sell	7,879,815	10,404,993	10/16/12	277,190	-
British Pound	FBCO	Sell	38,862,167	60,719,133	10/19/12	-	(2,029,510)
British Pound	SCBT	Sell	33,478,401	52,280,875	10/19/12	-	(1,774,891)
British Pound	FBCO	Buy	3,092,152	5,024,794	10/19/12	-	(32,063)
British Pound	HSBC	Sell	577,018	913,639	10/19/12	-	(18,041)
British Pound	BANT	Buy	3,246,695	5,253,411	10/19/12	-	(12,568)
British Pound	SCBT	Buy	356,305	574,977	10/19/12	-	(76)
British Pound	FBCO	Buy	1,112,987	1,763,139	10/19/12	33,942	-
British Pound	BBU	Buy	201,729	313,169	10/19/12	12,552	-
British Pound	SCBT	Buy	1,737,817	2,757,773	10/19/12	48,187	-
British Pound	DBFX	Buy	2,203,574	3,444,115	10/19/12	113,876	-
British Pound	HSBC	Buy	1,189,206	1,864,527	10/19/12	55,620	-
Norwegian Krone	HAND	Sell	64,446,781	10,783,078	11/19/12	-	(445,905)
Norwegian Krone	BBU	Sell	1,670,000	274,775	11/19/12	-	(16,200)
Norwegian Krone	DBFX	Buy	260,000	45,299	11/19/12	-	(10)
Norwegian Krone	HAND	Buy	455,130	75,219	11/19/12	4,082	-
British Pound	BBU	Sell	40,339,086	63,816,434	11/21/12	-	(1,310,115)
British Pound	HSBC	Sell	23,105,151	36,549,897	11/21/12	-	(752,850)
British Pound	BANT	Sell	20,169,543	31,914,873	11/21/12	-	(648,401)
British Pound	HAND	Sell	1,389,312	2,179,956	11/21/12	-	(63,057)

Mutual European Fund

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

British Pound	SCBT	Buy	4,171,193	6,779,482	11/21/12	-	(45,184)
British Pound	DBFX	Buy	8,278,631	13,408,236	11/21/12	-	(42,572)
British Pound	FBCO	Buy	1,351,485	2,192,157	11/21/12	-	(10,214)
British Pound	HSBC	Buy	4,333,347	6,726,340	11/21/12	269,752	-
British Pound	BBU	Buy	2,604,653	4,039,400	11/21/12	165,754	-
British Pound	SCBT	Buy	321,372	497,699	11/21/12	21,149	-
British Pound	HAND	Buy	2,042,465	3,243,918	11/21/12	53,595	-
British Pound	DBFX	Buy	436,484	694,033	11/21/12	10,660	-
British Pound	FBCO	Buy	557,352	886,781	11/21/12	13,052	-
Euro	DBFX	Sell	48,658,365	61,213,671	11/30/12	-	(1,356,369)
Euro	BBU	Sell	47,000,989	59,090,131	11/30/12	-	(1,348,680)
Euro	HSBC	Sell	28,921,871	36,453,955	11/30/12	-	(736,826)
Euro	FBCO	Sell	9,255,486	11,697,721	11/30/12	-	(203,956)
Euro	HAND	Sell	6,648,282	8,401,820	11/30/12	-	(147,240)
Euro	SCBT	Sell	2,359,529	2,953,190	11/30/12	-	(80,940)
Euro	BANT	Sell	1,292,549	1,641,582	11/30/12	-	(20,513)
Euro	SCBT	Sell	66,802,415	82,151,994	1/17/13	-	(3,799,644)
Euro	HSBC	Sell	34,424,020	42,276,424	1/17/13	-	(2,015,401)
Euro	FBCO	Sell	19,461,344	24,025,060	1/17/13	-	(1,014,969)
Euro	HAND	Sell	12,589,391	15,582,311	1/17/13	-	(615,888)
Euro	DBFX	Sell	7,010,337	8,667,287	1/17/13	-	(352,596)
Euro	BANT	Sell	6,905,743	8,540,191	1/17/13	-	(345,115)
Euro	BBU	Sell	5,313,155	6,583,016	1/17/13	-	(253,179)
Swiss Franc	FBCO	Sell	66,291,737	68,554,020	2/11/13	-	(2,114,815)
Swiss Franc	HSBC	Sell	61,201,687	63,290,265	2/11/13	-	(1,952,434)
Swiss Franc	DBFX	Sell	6,721,544	7,119,540	2/11/13	-	(45,813)
Swiss Franc	HAND	Sell	1,217,000	1,251,826	2/11/13	-	(45,530)
Swiss Franc	BANT	Sell	2,222,149	2,336,055	2/11/13	-	(32,818)
Swiss Franc	BBU	Sell	2,177,851	2,291,751	2/11/13	-	(29,899)
Swiss Franc	FBCO	Buy	910,140	973,353	2/11/13	-	(3,119)
Swiss Franc	DBFX	Buy	600,000	641,540	2/11/13	-	(471)
Swiss Franc	BANT	Buy	6,411,000	6,588,562	2/11/13	245,742	-
Swiss Franc	BBU	Buy	204,549	213,333	2/11/13	4,721	-
Swiss Franc	FBCO	Buy	80,429	84,384	2/11/13	1,355	-
Swiss Franc	DBFX	Buy	230,100	245,558	2/11/13	292	-
Swiss Franc	BANT	Sell	2,082,932	2,229,652	2/11/13	9,189	-
Swiss Franc	BBU	Sell	665,278	719,082	2/11/13	9,877	-
British Pound	HAND	Sell	30,595,521	47,989,075	2/19/13	-	(1,393,814)
British Pound	HSBC	Sell	17,928,581	28,103,050	2/19/13	-	(834,685)
British Pound	DBFX	Buy	320,000	516,384	2/19/13	-	(257)
Euro	HAND	Sell	65,016,751	81,723,015	2/28/13	-	(1,969,483)
Euro	BANT	Sell	64,424,710	80,974,172	2/28/13	-	(1,956,224)
Euro	DBFX	Sell	11,786,148	14,937,858	2/28/13	-	(233,805)
Euro	FBCO	Sell	8,875,172	11,291,608	2/28/13	-	(132,914)
Euro	HSBC	Sell	3,543,219	4,497,368	2/28/13	-	(63,623)
Euro	SCBT	Sell	3,283,617	4,208,534	2/28/13	-	(18,285)
Euro	HAND	Sell	2,336,314	3,007,584	2/28/13	175	-
Euro	HSBC	Sell	1,676,370	2,164,449	2/28/13	6,551	-
Euro	FBCO	Sell	4,148,226	5,369,182	2/28/13	29,397	-
Euro	DBFX	Sell	4,585,614	5,963,176	2/28/13	60,367	-

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual Financial Services Fund

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

[a]American International Group Inc.	United States	154,888	5,078,778
Argo Group International Holdings Ltd.	United States	114,242	3,700,298
Aspen Insurance Holdings Ltd.	United States	125,616	3,830,032
AXA SA	France	118,350	1,762,673
Catlin Group Ltd.	United Kingdom	1,109,668	8,518,390
China Pacific Insurance (Group) Co. Ltd., H	China	593,000	1,793,308
CNO Financial Group Inc.	United States	960,960	9,273,264
[a]Enstar Group Ltd.	United States	109,749	10,936,488
Hiscox Ltd.	United Kingdom	553,452	4,336,614
[a,c]Imagine Group Holdings Ltd.	Bermuda	146,863	1,725,435
Lancashire Holdings Ltd.	United Kingdom	295,606	3,929,618
Maiden Holdings Ltd.	United States	402,850	3,581,336
MetLife Inc.	United States	152,870	5,267,900
[a,c]Olympus Re Holdings Ltd.	United States	7,480	—
PartnerRe Ltd.	Bermuda	116,700	8,668,476
[a,b]Protector Forsikring ASA	Norway	4,479,410	10,088,321
RenaissanceRe Holdings Ltd.	United States	55,080	4,243,363
Resolution Ltd.	United Kingdom	2,113,787	7,413,552
RSA Insurance Group PLC	United Kingdom	2,759,050	4,925,197
Symetra Financial Corp.	United States	130,660	1,607,118
Validus Holdings Ltd.	Bermuda	119,914	4,066,284
White Mountains Insurance Group Ltd.	United States	21,828	11,205,186
Zurich Insurance Group AG	Switzerland	28,050	6,985,284
			142,249,316
Real Estate Investment Trusts (REITs) 1.4%			
The Link REIT	Hong Kong	803,677	3,803,689
[a]Spirit Realty Capital Inc.	United States	75,311	1,167,320
			4,971,009
Real Estate Management & Development 0.8%			
[a]Dolphin Capital Investors Ltd.	Virgin Islands (British)	3,979,650	1,478,012
Franshion Properties China Ltd.	China	391,037	119,516
[a,c]Star Asia Finance Ltd., 144A	Japan	96,850	149,149
Swire Properties Ltd.	Hong Kong	314,750	974,169
			2,720,846
Thrifts & Mortgage Finance 1.8%			
[a]Cape Bancorp Inc.	United States	264,663	2,477,245
[a]TFS Financial Corp.	United States	151,800	1,376,826
Westfield Financial Inc.	United States	319,620	2,393,954
			6,248,025
Total Common Stocks and Other Equity Interests (Cost $308,880,699)			303,754,181
Convertible Preferred Stocks 0.3%			
Commercial Banks 0.3%			
[c]First Southern Bancorp Inc., cvt. pfd., C	United States	190	673,861
[a]West Coast Bancorp, cvt. pfd., B	United States	1,224	275,645
Total Convertible Preferred Stocks (Cost $312,400)			949,506
Preferred Stocks 1.4%			
Diversified Financial Services 1.4%			
[a,c]Hightower Holding LLC, pfd., A	United States	3,000,000	2,685,060
[a,c]Hightower Holding LLC, pfd., A, Series 2	United States	968,000	2,165,939
Total Preferred Stocks (Cost $4,782,324)			4,850,999
		Principal Amount*	
Corporate Notes (Cost $1,186,450) 0.8%			
[e]EGG Banking PLC, junior sub. note, Series 19, 7.50% to 12/09/13, FRN thereafter, Perpetual	United Kingdom	1,740,000 GBP	2,861,363
		Shares	
Companies in Liquidation (Cost $—) 0.0%			
[a,c]FIM Coinvestor Holdings I, LLC	United States	4,357,178	—

Mutual Financial Services Fund

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

		Principal Amount[a]	
Total Investments before Short Term Investments (Cost $315,161,873)			312,416,049
Short Term Investments 7.7%			
U.S. Government and Agency Securities (Cost $15,992,804) 4.7%			
[f,g]U.S. Treasury Bills, 10/25/12 - 3/28/13	United States	16,000,000	15,993,287
Total Investments before Repurchase Agreements (Cost $331,154,677)			328,409,336
[h]Repurchase Agreements (Cost $10,300,000) 3.0%			
Credit Suisse Securities (USA) LLC, 0.20%, 10/01/12 (Maturity Value $10,300,172) Collateralized by U.S. Treasury Notes, 1.375%, 11/30/15 (valued at $10,506,543)	United States	10,300,000	10,300,000
Total Investments (Cost $341,454,677) 98.1%			338,709,336
Other Assets, less Liabilities 1.9%			6,721,801
Net Assets 100.0%			$ 345,431,137

[*]The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]See Note 6 regarding holdings of 5% voting securities.
[c]See Note 5 regarding restricted securities.
[d]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2012, the value of this security was $4,024,196, representing 1.16% of net assets.
[e]Perpetual security with no stated maturity date.
[f]The security is traded on a discount basis with no stated coupon rate.
[g]Security or a portion of the security has been pledged as collateral for open futures and forward contracts. At September 30, 2012, the value of this security pledged as collateral was $1,710,458, representing 0.50% of net assets.
[h]At September 30, 2012, all repurchase agreements had been entered into on September 28, 2012.

Mutual Financial Services Fund

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

At September 30, 2012, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts						
EUR/USD	Short	7	$ 1,125,425	12/17/12	$ -	$ (619)
GBP/USD	Short	78	7,866,300	12/17/12	-	(34,336)
Total					-	(34,955)
Net unrealized appreciation (depreciation)						$ (34,955)

At September 30, 2012, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	FBCO	Sell	4,698,023	$ 7,337,907	10/19/12	$ -	$ (247,737)
British Pound	SCBT	Sell	3,887,274	6,070,484	10/19/12	-	(206,088)
British Pound	HSBC	Sell	84,167	132,110	10/19/12	-	(3,790)
British Pound	BANT	Buy	441,095	713,911	10/19/12	-	(1,835)
British Pound	SCBT	Buy	34,008	54,879	10/19/12	-	(7)
British Pound	SCBT	Buy	375,604	582,510	10/19/12	23,958	-
British Pound	FBCO	Buy	219,705	345,304	10/19/12	9,442	-
British Pound	HSBC	Sell	600,000	975,618	10/19/12	6,830	-
Japanese Yen	HSBC	Sell	1,144,441,012	14,132,080	10/22/12	-	(536,637)
Japanese Yen	FBCO	Sell	129,967,456	1,657,484	10/22/12	-	(8,356)
Japanese Yen	SCBT	Buy	72,652,000	935,797	10/22/12	-	(4,590)
Japanese Yen	DBFX	Buy	146,177,932	1,838,859	10/22/12	34,756	-
Japanese Yen	HSBC	Buy	251,948,350	3,198,907	10/22/12	30,407	-
Japanese Yen	BANT	Buy	21,669,400	273,777	10/22/12	3,968	-
Japanese Yen	SSBT	Buy	1,427,400	18,280	10/22/12	15	-
Japanese Yen	FBCO	Buy	40,809,500	518,361	10/22/12	4,710	-
Japanese Yen	HSBC	Sell	26,418,728	339,435	10/22/12	816	-
Norwegian Krone	HAND	Sell	85,515,138	14,275,398	11/19/12	-	(624,462)
Norwegian Krone	BBU	Buy	2,532,000	416,605	11/19/12	24,562	-
British Pound	BBU	Sell	5,235,588	8,282,700	11/21/12	-	(170,039)
British Pound	HSBC	Sell	2,895,871	4,582,074	11/21/12	-	(93,245)
British Pound	BANT	Sell	2,617,793	4,142,212	11/21/12	-	(84,156)
British Pound	HAND	Sell	100,979	158,445	11/21/12	-	(4,583)
British Pound	SCBT	Buy	63,965	99,060	11/21/12	4,209	-
Euro	SCBT	Sell	4,118,383	5,056,841	1/17/13	-	(242,096)
Euro	HSBC	Sell	2,286,331	2,805,804	1/17/13	-	(135,914)
Euro	FBCO	Sell	653,530	807,704	1/17/13	-	(33,163)
Euro	BANT	Sell	168,774	208,243	1/17/13	-	(8,911)
Euro	HAND	Sell	186,407	231,060	1/17/13	-	(8,781)
Euro	BBU	Sell	85,136	105,331	1/17/13	-	(4,210)
Euro	FBCO	Buy	39,567	51,159	1/17/13	-	(250)
Euro	BBU	Buy	39,568	51,159	1/17/13	-	(249)

Mutual Financial Services Fund

Statement of Investments, September 30, 2012 (unaudited) (continued)

Euro	DBFX	Buy	39,569	51,160	1/17/13	-	(249)
Euro	SCBT	Buy	280,000	338,618	1/17/13	21,645	-
Euro	HSBC	Buy	257,077	329,241	1/17/13	2,437	-
Euro	DBFX	Buy	332,180	428,284	1/17/13	277	-
Euro	SSBT	Buy	30,799	39,717	1/17/13	34	-
Swiss Franc	FBCO	Sell	1,271,829	1,315,232	2/11/13	-	(40,573)
Swiss Franc	HSBC	Sell	1,174,177	1,214,247	2/11/13	-	(37,458)
Swiss Franc	BANT	Sell	172,590	181,302	2/11/13	-	(2,684)
Swiss Franc	HAND	Sell	64,600	66,449	2/11/13	-	(2,417)
Swiss Franc	BBU	Sell	77,710	81,774	2/11/13	-	(1,067)
Swiss Franc	FBCO	Buy	101,820	108,892	2/11/13	-	(349)
Swiss Franc	FBCO	Buy	38,000	39,869	2/11/13	640	-
Swiss Franc	SCBT	Sell	160,000	171,068	2/11/13	504	-
South Korean Won	BANT	Sell	17,966,362,960	15,756,693	2/12/13	-	(269,019)
British Pound	HAND	Sell	3,911,455	6,135,117	2/19/13	-	(178,191)
British Pound	HSBC	Sell	2,292,062	3,592,808	2/19/13	-	(106,710)
British Pound	SSBT	Buy	88,689	141,254	2/19/13	1,895	-
Euro	DBFX	Sell	315,197	402,103	2/28/13	-	(3,633)
Euro	FBCO	Sell	92,236	116,599	2/28/13	-	(2,132)
Euro	HSBC	Sell	92,270	116,981	2/28/13	-	(1,793)
Euro	HAND	Sell	92,953	118,866	2/28/13	-	(786)
Euro	BANT	Sell	45,082	57,510	2/28/13	-	(521)
Euro	SCBT	Sell	34,746	44,558	2/28/13	-	(168)
Euro	HAND	Sell	28,699	36,945	2/28/13	2	-
Euro	HSBC	Sell	18,308	23,577	2/28/13	10	-
Euro	FBCO	Sell	65,879	85,278	2/28/13	476	-
Euro	BANT	Sell	53,599	69,391	2/28/13	396	-
Euro	SCBT	Sell	193,559	254,410	2/28/13	5,252	-
Euro	DBFX	Sell	16,916	22,240	2/28/13	466	-
Euro	BBU	Sell	55,217	72,521	2/28/13	1,444	-
Unrealized appreciation (depreciation)						179,151	(3,066,849)
Net unrealized appreciation (depreciation)							$ (2,887,698)

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual Global Discovery Fund

Statement of Investments, September 30, 2012 (unaudited) (continued)

Mutual Global Discovery Fund

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Teva Pharmaceutical Industries Ltd., ADR	Israel	2,425,910	100,456,933
			1,051,351,357
Real Estate Investment Trusts (REITs) 1.1%			
The Link REIT	Hong Kong	43,679,052	206,726,746
Real Estate Management & Development 0.4%			
[a]Canary Wharf Group PLC	United Kingdom	5,400,183	19,343,979
Great Eagle Holdings Ltd.	Hong Kong	12,911,868	39,296,917
Swire Pacific Ltd., B	Hong Kong	9,058,213	21,026,763
			79,667,659
Software 2.3%			
Microsoft Corp.	United States	9,666,180	287,858,840
[a]Symantec Corp.	United States	6,923,850	124,629,300
			412,488,140
Textiles, Apparel & Luxury Goods 0.0%†			
Compagnie Financiere Richemont SA	Switzerland	75,559	4,531,371
Tobacco 6.4%			
Altria Group Inc.	United States	4,246,046	141,775,476
British American Tobacco PLC	United Kingdom	6,977,821	358,163,643
Imperial Tobacco Group PLC	United Kingdom	7,628,819	282,281,537
Lorillard Inc.	United States	1,579,956	183,985,876
Philip Morris International Inc.	United States	1,484,505	133,516,380
Reynolds American Inc.	United States	1,104,929	47,887,623
			1,147,610,535
Wireless Telecommunication Services 2.1%			
Vodafone Group PLC	United Kingdom	133,141,090	377,897,933
Total Common Stocks and Other Equity Interests (Cost $13,317,747,364)			15,620,737,558
Preferred Stocks 0.5%			
Automobiles 0.5%			
Volkswagen AG, pfd.	Germany	462,212	84,313,411
Diversified Financial Services 0.0%†			
[a,e]Hightower Holding LLC, pfd., A, Series 2	United States	3,048,000	6,820,022
Total Preferred Stocks (Cost $45,965,571)			91,133,433
		Principal Amount*	
Corporate Bonds, Notes and Senior Floating Rate Interests 3.4%			
Clear Channel Communications Inc.,			
[g]Delayed Draw 2 Term Loan, 3.866%, 1/29/16	United States	18,961,634	15,311,520
[h]senior note, PIK, 11.00%, 8/01/16	United States	40,687,000	28,684,335
[g]Tranche B Term Loan, 3.866%, 1/29/16	United States	113,864,812	93,369,145
[g]Tranche C Term Loan, 3.866%, 1/29/16	United States	22,220,254	17,942,855
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.,			
second lien, 11.00%, 10/01/21	United States	12,481,000	12,793,025
[i]secured note, 144A, 11.75%, 3/01/22	United States	33,333,000	35,832,975
[g]Hilton Worldwide Inc., FRN, 11/12/15,			
Mezzanine D Loan, 3.471%	United States	5,681,062	5,340,198
Mezzanine E Loan, 3.721%	United States	7,283,797	6,737,512
Mezzanine F Loan, 3.971%	United States	18,209,992	16,905,428
Mezzanine G Loan, 4.221%	United States	32,777,586	29,253,995
[g]iStar Financial Inc.,			
New Tranche A-1 Term Loan, 5.25%, 3/19/16	United States	2,419,765	2,442,451
New Tranche A-2 Term Loan, 7.00%, 3/19/17	United States	11,350,000	11,657,392
Tranche A-1 Term Loan, 5.00%, 6/28/13	United States	4,708,770	4,722,505
Tranche A-2 Term Loan, 7.00%, 6/30/14	United States	6,760,000	6,810,700
[g]Navistar Inc., Tranche B Term Loan, 7.00%, 8/17/17	United States	11,127,000	11,307,814
Realogy Corp.,			
[b]cvt., senior sub. note, A, 144A, 11.00%, 4/15/18	United States	21,997,283	21,117,392
Second Lien Term Loan, 13.50%, 10/15/17	United States	17,030,000	17,221,587
senior note, 11.50%, 4/15/17	United States	17,053,000	18,374,607
[i]senior secured note, 144A, 7.875%, 2/15/19	United States	17,372,000	18,327,460

At September 30, 2012, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts						
EUR/USD	Short	4,223	$ 678,952,825	12/17/12	$ -	$ (117,266)
GBP/USD	Short	3,156	318,282,600	12/17/12	-	(1,412,660)
Total					-	(1,529,926)
Net unrealized appreciation (depreciation)						$ (1,529,926)

At September 30, 2012, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	SCBT	Buy	47,863,151	$ 61,935,466	10/16/12	$ -	$ (417,708)
Euro	DBFX	Buy	34,833,096	44,990,733	10/16/12	-	(131,469)
Euro	FBCO	Buy	22,235,641	28,677,541	10/16/12	-	(77,856)
Euro	BBU	Buy	8,180,155	10,565,554	10/16/12	-	(51,729)
Euro	BANT	Buy	8,678,059	11,192,351	10/16/12	-	(38,578)
Euro	HSBC	Buy	4,093,765	5,265,441	10/16/12	-	(3,789)
Euro	DBFX	Buy	26,771,445	34,385,056	10/16/12	106,491	-
Euro	HSBC	Buy	16,447,499	21,192,849	10/16/12	12,171	-
Euro	SCBT	Buy	17,142,680	22,097,086	10/16/12	4,200	-
Euro	BBU	Sell	137,590,707	181,547,498	10/16/12	4,704,318	-
Euro	BANT	Sell	129,216,342	170,444,108	10/16/12	4,364,368	-
Euro	DBFX	Sell	31,920,192	42,142,974	10/16/12	1,116,451	-
British Pound	FBCO	Sell	157,091,610	245,494,062	10/19/12	-	(8,153,277)
British Pound	SCBT	Sell	136,529,032	213,216,413	10/19/12	-	(7,229,643)
British Pound	HSBC	Sell	7,702,158	12,120,278	10/19/12	-	(315,981)
British Pound	BBU	Sell	6,675,438	10,512,756	10/19/12	-	(265,713)
British Pound	DBFX	Sell	2,516,193	3,930,042	10/19/12	-	(132,719)
British Pound	HAND	Sell	1,675,008	2,619,269	10/19/12	-	(85,276)
British Pound	BANT	Buy	7,453,103	12,077,953	10/19/12	-	(47,765)
British Pound	BANT	Sell	1,141,975	1,796,702	10/19/12	-	(47,183)
British Pound	SCBT	Buy	986,897	1,592,575	10/19/12	-	(211)
British Pound	SCBT	Buy	5,117,706	7,945,056	10/19/12	318,227	-
British Pound	FBCO	Buy	6,813,022	10,666,311	10/19/12	334,308	-
British Pound	DBFX	Buy	2,968,863	4,705,228	10/19/12	88,435	-
British Pound	BANT	Buy	4,212,000	6,680,931	10/19/12	119,958	-
Japanese Yen	HSBC	Sell	1,415,226,876	17,474,355	10/22/12	-	(665,124)
Japanese Yen	SCBT	Buy	1,257,554,225	16,189,320	10/22/12	-	(68,593)
Japanese Yen	FBCO	Sell	182,443,100	2,330,671	10/22/12	-	(7,769)
Japanese Yen	HSBC	Buy	67,764,580	870,658	10/22/12	-	(2,094)
Japanese Yen	DBFX	Sell	170,584,301	2,184,896	10/22/12	-	(1,546)
Japanese Yen	HSBC	Buy	172,995,146	2,158,932	10/22/12	58,410	-

Mutual Global Discovery Fund

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Japanese Yen	DBFX	Buy	177,230,447	2,215,602	10/22/12	56,025	-
Japanese Yen	FBCO	Buy	24,238,869	307,854	10/22/12	2,825	-
Japanese Yen	SCBT	Buy	35,240,300	448,830	10/22/12	2,858	-
Japanese Yen	BBU	Buy	33,230,710	424,169	10/22/12	1,761	-
British Pound	BBU	Sell	129,638,625	205,088,305	11/21/12	-	(4,210,345)
British Pound	HSBC	Sell	72,459,730	114,643,005	11/21/12	-	(2,341,603)
British Pound	BANT	Sell	64,819,313	102,565,544	11/21/12	-	(2,083,782)
British Pound	HAND	Sell	16,109,450	25,488,303	11/21/12	-	(520,042)
British Pound	HSBC	Buy	999,077	1,548,619	11/21/12	64,368	-
British Pound	BBU	Buy	4,108,723	6,371,972	11/21/12	261,469	-
British Pound	FBCO	Buy	4,750,000	7,385,965	11/21/12	282,803	-
British Pound	SCBT	Buy	1,126,295	1,744,259	11/21/12	74,119	-
British Pound	DBFX	Buy	134,146	215,912	11/21/12	663	-
Euro	BBU	Sell	177,037,337	222,474,757	11/30/12	-	(5,178,456)
Euro	DBFX	Sell	175,003,337	220,126,320	11/30/12	-	(4,911,363)
Euro	HSBC	Sell	35,536,041	44,986,753	11/30/12	-	(709,223)
Euro	SCBT	Sell	15,754,559	19,555,449	11/30/12	-	(703,419)
Euro	HAND	Sell	26,706,764	33,719,491	11/30/12	-	(622,873)
Euro	FBCO	Sell	23,063,641	29,211,229	11/30/12	-	(446,425)
Euro	BANT	Sell	4,930,109	6,261,411	11/30/12	-	(78,241)
Canadian Dollar	DBFX	Sell	63,940,133	62,184,660	12/17/12	-	(2,717,540)
Canadian Dollar	HAND	Sell	1,489,266	1,455,427	12/17/12	-	(56,247)
Euro	SCBT	Sell	229,552,069	282,071,090	1/17/13	-	(13,283,146)
Euro	HSBC	Sell	124,025,996	152,309,371	1/17/13	-	(7,269,253)
Euro	FBCO	Sell	54,827,646	67,754,940	1/17/13	-	(2,789,306)
Euro	BBU	Sell	19,877,310	24,608,399	1/17/13	-	(966,835)
Euro	BANT	Sell	18,267,182	22,593,722	1/17/13	-	(909,833)
Euro	HAND	Sell	12,466,967	15,433,243	1/17/13	-	(607,438)
Euro	DBFX	Sell	9,836,992	12,226,141	1/17/13	-	(430,671)
Swiss Franc	FBCO	Sell	207,454,295	214,533,914	2/11/13	-	(6,618,131)
Swiss Franc	HSBC	Sell	191,525,417	198,061,445	2/11/13	-	(6,109,973)
Swiss Franc	HAND	Sell	6,670,000	6,860,869	2/11/13	-	(249,536)
Swiss Franc	FBCO	Buy	4,373,435	4,694,723	2/11/13	-	(32,519)
Swiss Franc	BANT	Sell	2,121,143	2,229,872	2/11/13	-	(31,326)
Swiss Franc	BBU	Sell	2,078,857	2,187,580	2/11/13	-	(28,540)
Swiss Franc	SCBT	Buy	775,290	837,491	2/11/13	-	(11,010)
Swiss Franc	DBFX	Buy	6,715,359	7,165,962	2/11/13	-	(7,202)
Swiss Franc	HAND	Buy	1,190,092	1,273,397	2/11/13	-	(4,727)
Swiss Franc	FBCO	Buy	349,448	366,632	2/11/13	5,889	-
Swiss Franc	SCBT	Buy	1,667,864	1,777,311	2/11/13	4,716	-
Swiss Franc	BANT	Sell	3,982,359	4,261,942	2/11/13	16,637	-
Swiss Franc	BBU	Sell	3,887,019	4,201,379	2/11/13	57,708	-
British Pound	HAND	Sell	144,133,923	226,074,058	2/19/13	-	(6,566,184)
British Pound	HSBC	Sell	84,460,620	132,392,022	2/19/13	-	(3,932,160)
British Pound	DBFX	Buy	1,610,000	2,598,057	2/19/13	-	(1,295)
British Pound	HAND	Sell	7,900,000	12,805,181	2/19/13	54,138	-
Euro	HAND	Sell	212,786,778	267,401,810	2/28/13	-	(6,506,938)
Euro	BANT	Sell	207,072,111	260,249,383	2/28/13	-	(6,303,188)
Euro	DBFX	Sell	23,298,465	29,436,920	2/28/13	-	(553,916)
Euro	FBCO	Sell	11,018,344	13,927,978	2/28/13	-	(255,330)

	Country	Shares	Value
Common Stocks 86.1%			
Aerospace & Defense 1.3%			
Safran SA	France	12,505	$ 449,706
Auto Components 1.8%			
Continental AG	Germany	3,065	300,128
Valeo SA	France	7,090	327,996
			628,124
Beverages 1.8%			
Asahi Group Holdings Ltd.	Japan	17,424	429,599
Pernod Ricard SA	France	1,680	188,492
			618,091
Capital Markets 2.6%			
F&C Asset Management PLC	United Kingdom	159,590	248,807
Sun Hung Kai & Co. Ltd.	Hong Kong	533,748	276,019
UBS AG	Switzerland	31,640	385,218
			910,044
Chemicals 4.7%			
Akzo Nobel NV	Netherlands	5,470	309,216
Huabao International Holdings Ltd.	Hong Kong	619,615	351,586
Koninklijke DSM NV	Netherlands	7,764	387,113
Lanxess AG	Germany	4,513	374,237
Linde AG	Germany	1,261	217,140
			1,639,292
Commercial Banks 8.0%			
Aozora Bank Ltd.	Japan	218,926	670,511
Barclays PLC	United Kingdom	134,290	465,999
Hana Financial Group Inc.	South Korea	13,889	424,650
HSBC Holdings PLC	United Kingdom	49,230	455,780
KB Financial Group Inc.	South Korea	14,403	513,437
ªKorea Exchange Bank	South Korea	28,590	217,954
			2,748,331
Commercial Services & Supplies 1.6%			
Edenred	France	2,297	64,540
Transfield Services Ltd.	Australia	259,811	471,651
			536,191
Construction & Engineering 3.0%			
Boart Longyear Ltd.	Australia	289,503	494,020
ªKHD Humboldt Wedag International AG	Germany	32,145	205,631
Vinci SA	France	7,766	330,777
			1,030,428
Construction Materials 1.3%			
CRH PLC	Ireland	8,481	163,478
SA des Ciments Vicat	France	5,655	303,068
			466,546
Consumer Finance 1.2%			
Samsung Card Co. Ltd.	South Korea	11,880	427,231
Containers & Packaging 1.1%			
Rexam PLC	United Kingdom	54,237	380,663
Diversified Financial Services 2.8%			
Deutsche Boerse AG	Germany	597	33,038
First Pacific Co. Ltd.	Hong Kong	398,986	433,239
ªING Groep NV	Netherlands	65,083	514,271
			980,548
Diversified Telecommunication Services 1.0%			
Vivendi SA	France	17,150	334,436

Mutual International Fund

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Electric Utilities 0.0%			
[a,b]AET&D Holdings No. 1 Pty. Ltd.	Australia	30,822	—
Electrical Equipment 1.0%			
Alstom SA	France	10,081	353,466
Electronic Equipment, Instruments & Components 1.3%			
Hoya Corp.	Japan	20,561	451,876
Energy Equipment & Services 0.8%			
[a]Dockwise Ltd.	Netherlands	2,178	36,945
[a]SBM Offshore NV	Netherlands	16,968	241,814
			278,759
Food & Staples Retailing 3.9%			
FamilyMart Co. Ltd.	Japan	9,735	479,047
Koninklijke Ahold NV	Netherlands	26,069	326,524
Lawson Inc.	Japan	2,550	196,066
Metro AG	Germany	11,126	332,773
			1,334,410
Food Products 1.1%			
China Fishery Group Ltd.	Singapore	625,155	366,764
Hotels, Restaurants & Leisure 4.0%			
Accor SA	France	11,542	384,966
Echo Entertainment Group Ltd.	Australia	39,994	158,898
Ladbrokes PLC	United Kingdom	935	2,610
Mandarin Oriental International Ltd.	Hong Kong	327,361	473,037
REXLot Holdings Ltd.	Hong Kong	4,853,968	363,063
			1,382,574
Household Durables 1.7%			
[a]The Berkeley Group Holdings PLC	United Kingdom	9,975	226,305
Skyworth Digital Holdings Ltd.	Hong Kong	755,725	357,674
			583,979
Industrial Conglomerates 2.1%			
Jardine Matheson Holdings Ltd.	Hong Kong	4,600	261,740
Jardine Strategic Holdings Ltd.	Hong Kong	7,200	244,224
Shanghai Industrial Holdings Ltd.	China	68,350	203,173
			709,137
Insurance 11.9%			
ACE Ltd.	United States	5,537	418,597
Ageas	Belgium	15,284	366,496
AXA SA	France	17,826	265,496
Catlin Group Ltd.	United Kingdom	56,166	431,159
China Pacific Insurance (Group) Co. Ltd., H	China	59,400	179,633
Great Eastern Holdings Ltd.	Singapore	38,853	481,844
Hiscox Ltd.	United Kingdom	31,679	248,223
Lancashire Holdings Ltd.	United Kingdom	18,871	250,860
Resolution Ltd.	United Kingdom	114,654	402,119
RSA Insurance Group PLC	United Kingdom	293,600	524,107
Zurich Insurance Group AG	Switzerland	2,150	535,414
			4,103,948
Internet & Catalog Retail 1.1%			
GS Home Shopping Inc.	South Korea	3,793	376,347
Internet Software & Services 0.6%			
Gree Inc.	Japan	11,600	212,423
IT Services 0.7%			
Polaris Financial Technology Ltd.	India	91,778	226,279
Machinery 1.9%			
Bradken Ltd.	Australia	60,282	348,312

Mutual International Fund

Statement of Investments, September 30, 2012 (unaudited) (continued)

At September 30, 2012, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	HSBC	Sell	166,249,595	$ 2,051,724	10/22/12	$ -	$ (79,157)
Japanese Yen	FBCO	Sell	66,403,191	840,001	10/22/12	-	(11,113)
Japanese Yen	DBFX	Sell	8,614,400	109,727	10/22/12	-	(687)
Japanese Yen	HSBC	Buy	6,200,800	79,921	10/22/12	-	(443)
Japanese Yen	SSBT	Buy	2,390,500	30,744	10/22/12	-	(104)
Japanese Yen	DBFX	Buy	12,547,699	158,171	10/22/12	2,658	-
Japanese Yen	HSBC	Buy	33,568,283	422,878	10/22/12	7,379	-
Japanese Yen	BBU	Buy	1,435,480	18,323	10/22/12	76	-
Japanese Yen	HSBC	Sell	4,526,200	58,154	10/22/12	140	-
Euro	SCBT	Sell	2,621,022	3,217,382	1/17/13	-	(154,968)
Euro	HSBC	Sell	1,490,445	1,832,253	1/17/13	-	(85,435)
Euro	DBFX	Sell	1,893,717	2,369,314	1/17/13	-	(67,246)
Euro	FBCO	Sell	598,581	746,536	1/17/13	-	(23,630)
Euro	BANT	Sell	321,357	399,863	1/17/13	-	(13,612)
Euro	BBU	Sell	152,724	189,030	1/17/13	-	(7,473)
Euro	HSBC	Buy	15,000	19,403	1/17/13	-	(104)
Euro	DBFX	Buy	15,408	19,926	1/17/13	-	(85)
Euro	BBU	Buy	11,292	14,600	1/17/13	-	(71)
Euro	FBCO	Buy	11,292	14,600	1/17/13	-	(71)
Euro	HSBC	Buy	161,879	204,147	1/17/13	4,547	-
Euro	DBFX	Buy	235,933	296,915	1/17/13	7,174	-
Euro	SSBT	Buy	13,944	17,981	1/17/13	15	-
Euro	HSBC	Sell	82,902	106,711	1/17/13	45	-
Euro	FBCO	Sell	163,433	211,709	1/17/13	1,427	-
Euro	BANT	Sell	46,745	60,523	1/17/13	378	-
Euro	BBU	Sell	35,388	46,461	1/17/13	928	-
Euro	DBFX	Sell	23,592	31,006	1/17/13	651	-
Swiss Franc	FBCO	Sell	363,961	376,382	2/11/13	-	(11,611)
Swiss Franc	HSBC	Sell	336,014	347,481	2/11/13	-	(10,719)
Swiss Franc	BBU	Sell	253,933	264,974	2/11/13	-	(5,726)
Swiss Franc	BANT	Sell	14,747	15,503	2/11/13	-	(218)
Swiss Franc	FBCO	Buy	13,510	14,448	2/11/13	-	(46)
Swiss Franc	DBFX	Buy	6,000	6,415	2/11/13	-	(5)
Swiss Franc	FBCO	Buy	32,105	33,159	2/11/13	1,066	-
Swiss Franc	DBFX	Buy	7,910	8,353	2/11/13	86	-
Swiss Franc	BANT	Sell	73,869	79,070	2/11/13	323	-
Swiss Franc	BBU	Sell	13,368	14,449	2/11/13	198	-
South Korean Won	BANT	Sell	2,062,110,600	1,806,646	2/12/13	-	(32,724)
British Pound	HSBC	Sell	1,945,268	3,049,409	2/19/13	-	(90,362)
British Pound	BBU	Sell	1,026,378	1,617,764	2/19/13	-	(38,868)
British Pound	FBCO	Sell	160,015	250,638	2/19/13	-	(7,635)
British Pound	BANT	Sell	132,932	208,184	2/19/13	-	(6,376)
British Pound	SSBT	Buy	5,500	8,881	2/19/13	-	(10)
British Pound	DBFX	Buy	4,700	7,584	2/19/13	-	(4)
British Pound	SSBT	Buy	46,700	74,075	2/19/13	1,301	-
Australian Dollar	DBFX	Buy	114,300	115,613	2/25/13	1,476	-

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual Quest Fund

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

[b,h,i]KGen Power Corp., 144A	United States	5,377,461	45,439,546
			126,398,171
Electronic Equipment, Instruments & Components 0.0%†			
TE Connectivity Ltd.	United States	16,301	554,397
Energy Equipment & Services 1.4%			
[b]Rowan Cos. PLC	United States	862,290	29,119,533
Transocean Ltd.	United States	985,080	44,220,241
			73,339,774
Food & Staples Retailing 0.6%			
The Kroger Co.	United States	773,846	18,216,335
Metro AG	Germany	423,534	12,667,707
			30,884,042
Health Care Equipment & Supplies 0.5%			
Medtronic Inc.	United States	582,880	25,133,786
Health Care Providers & Services 1.5%			
Cigna Corp.	United States	1,437,855	67,823,621
WellPoint Inc.	United States	178,625	10,362,036
			78,185,657
Independent Power Producers & Energy Traders 1.9%			
[b]GenOn Energy Inc.	United States	7,523,842	19,035,320
NRG Energy Inc.	United States	3,646,171	77,991,598
			97,026,918
Insurance 7.1%			
Ageas	Belgium	2,840,533	68,113,238
[b]American International Group Inc.	United States	1,257,151	41,221,982
[b,c,h]Imagine Group Holdings Ltd.	Bermuda	749,466	8,805,176
MetLife Inc.	United States	2,058,981	70,952,485
[b,c]Olympus Re Holdings Ltd.	United States	97,300	—
RSA Insurance Group PLC	United Kingdom	15,051,930	26,869,293
White Mountains Insurance Group Ltd.	United States	273,330	140,311,222
			356,273,396
Internet Software & Services 1.0%			
[a,b,e]Google Inc., A	United States	64,370	48,567,165
Media 5.0%			
CBS Corp., B	United States	928,486	33,731,896
Comcast Corp., Special A	United States	2,268,654	78,949,159
[b]Lee Enterprises Inc.	United States	1,596,816	2,363,288
News Corp., B	United States	771,988	19,145,302
Reed Elsevier PLC	United Kingdom	4,960,640	47,440,372
Time Warner Cable Inc.	United States	565,620	53,767,837
[a,e]Viacom Inc., B	United States	275,672	14,773,263
			250,171,117
Metals & Mining 1.2%			
ThyssenKrupp AG	Germany	2,924,447	62,158,326
Multi-Utilities 1.9%			
E.ON AG	Germany	975,389	23,144,468
GDF Suez	France	3,193,237	71,400,368
			94,544,836
Multiline Retail 1.8%			
[a,e]Kohl's Corp.	United States	1,771,760	90,749,547
Office Electronics 0.5%			
Xerox Corp.	United States	3,636,567	26,692,402
Oil, Gas & Consumable Fuels 8.7%			
Apache Corp.	United States	956,180	82,680,885
BP PLC	United Kingdom	9,825,210	69,267,717
CONSOL Energy Inc.	United States	1,484,240	44,601,412

Mutual Quest Fund

Statement of Investments, September 30, 2012 (unaudited) (continued)

At September 30, 2012, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts						
EUR/USD	Short	377	$ 60,612,175	12/17/12	$ -	$ (13,040)
GBP/USD	Short	706	71,200,100	12/17/12	-	(315,025)
Total					-	(328,065)
Net unrealized appreciation (depreciation)						$ (328,065)

At September 30, 2012, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	SCBT	Buy	13,091,508	$ 17,071,649	10/16/12	$ -	$ (245,338)
Euro	FBCO	Buy	3,649,426	4,722,583	10/16/12	-	(32,034)
Euro	HAND	Sell	2,945,787	3,770,018	10/16/12	-	(16,156)
Euro	DBFX	Buy	991,792	1,279,496	10/16/12	-	(4,761)
Euro	BBU	Buy	693,233	895,385	10/16/12	-	(4,384)
Euro	HSBC	Buy	3,094,213	3,979,807	10/16/12	-	(2,864)
Euro	BANT	Buy	432,294	556,220	10/16/12	-	(599)
Euro	HSBC	Buy	2,310,000	2,850,078	10/16/12	118,929	-
Euro	DBFX	Sell	19,449,657	25,601,986	10/16/12	603,647	-
Euro	BBU	Sell	25,878,506	34,170,582	10/16/12	909,344	-
Euro	BANT	Sell	9,308,884	12,278,977	10/16/12	314,414	-
Euro	HSBC	Sell	437,368	578,725	10/16/12	16,583	-
British Pound	FBCO	Sell	46,945,585	73,305,702	10/19/12	-	(2,494,799)
British Pound	SCBT	Sell	43,509,353	67,950,733	10/19/12	-	(2,301,470)
British Pound	BANT	Buy	4,604,143	7,462,076	10/19/12	-	(29,170)
British Pound	HSBC	Sell	597,543	936,827	10/19/12	-	(27,994)
British Pound	DBFX	Sell	449,320	701,793	10/19/12	-	(23,700)
British Pound	BANT	Sell	513,889	808,516	10/19/12	-	(21,232)
British Pound	BBU	Sell	180,481	281,925	10/19/12	-	(9,488)
British Pound	SCBT	Buy	289,623	467,370	10/19/12	-	(62)
British Pound	SCBT	Buy	1,924,616	2,983,579	10/19/12	123,995	-
British Pound	BBU	Buy	443,060	687,817	10/19/12	27,568	-
British Pound	FBCO	Buy	674,704	1,049,458	10/19/12	39,951	-
British Pound	HSBC	Buy	3,080,000	4,829,055	10/19/12	144,055	-
British Pound	DBFX	Buy	1,573,667	2,535,760	10/19/12	5,155	-
British Pound	BANT	Sell	2,650,513	4,311,165	10/19/12	31,525	-
Norwegian Krone	HAND	Sell	249,651,175	41,672,868	11/19/12	-	(1,825,483)
Norwegian Krone	BBU	Sell	11,810,000	1,943,169	11/19/12	-	(114,564)
Norwegian Krone	HAND	Buy	38,848,373	6,513,035	11/19/12	255,770	-
Norwegian Krone	DBFX	Buy	6,375,000	1,072,526	11/19/12	38,232	-
British Pound	BBU	Sell	48,959,080	77,453,265	11/21/12	-	(1,590,071)

Mutual Quest Fund

Statement of Investments, September 30, 2012 (unaudited) (continued)

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual Shares Fund

Statement of Investments, September 30, 2012 (unaudited) (continued)

Mutual Shares Fund

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

[a]Oshkosh Corp.	United States	2,556,300	70,119,309
Stanley Black & Decker Inc.	United States	1,199,283	91,445,329
			182,804,894
Marine 1.1%			
A.P. Moller - Maersk AS, B	Denmark	20,138	144,125,514
Media 6.6%			
British Sky Broadcasting Group PLC	United Kingdom	10,271,574	123,358,557
CBS Corp., B	United States	3,713,788	134,921,918
Comcast Corp., Special A	United States	846,676	29,464,325
News Corp., B	United States	8,524,052	211,396,489
Reed Elsevier PLC	United Kingdom	16,852,410	161,165,614
Time Warner Cable Inc.	United States	2,597,384	246,907,323
			907,214,226
Metals & Mining 0.6%			
ThyssenKrupp AG	Germany	4,032,388	85,707,310
Multi-Utilities 1.4%			
E.ON AG	Germany	5,251,033	124,598,871
GDF Suez	France	2,697,169	60,308,351
			184,907,222
Multiline Retail 0.6%			
Kohl's Corp.	United States	1,660,200	85,035,444
Office Electronics 1.0%			
Xerox Corp.	United States	18,652,685	136,910,708
Oil, Gas & Consumable Fuels 8.3%			
Apache Corp.	United States	1,921,510	166,152,970
BP PLC	United Kingdom	12,925,957	91,127,979
CONSOL Energy Inc.	United States	4,337,760	130,349,688
Marathon Oil Corp.	United States	7,696,247	227,578,024
Marathon Petroleum Corp.	United States	977,615	53,368,003
Murphy Oil Corp.	United States	1,576,220	84,627,252
Nexen Inc.	Canada	5,318,110	134,760,907
Royal Dutch Shell PLC, A	United Kingdom	6,690,528	231,277,146
[a]WPX Energy Inc.	United States	1,130,869	18,761,117
			1,138,003,086
Paper & Forest Products 2.5%			
Domtar Corp.	United States	548,278	42,924,684
[h,j]International Paper Co.	United States	5,642,749	204,944,644
MeadWestvaco Corp.	United States	3,300,238	100,987,283
			348,856,611
Personal Products 0.3%			
Avon Products Inc.	United States	2,743,584	43,760,165
Pharmaceuticals 5.4%			
Eli Lilly & Co.	United States	1,091,320	51,739,481
[a]Hospira Inc.	United States	1,653,558	54,269,774
Merck & Co. Inc.	United States	8,897,690	401,285,819
Pfizer Inc.	United States	6,337,292	157,481,706
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,956,060	81,000,445
			745,777,225
Real Estate Investment Trusts (REITs) 1.0%			
[c]Alexander's Inc.	United States	326,675	139,650,296
Real Estate Management & Development 0.6%			
[f]Canary Wharf Group PLC	United Kingdom	14,262,931	51,091,201
[a]Forestar Group Inc.	United States	1,431,256	23,844,725
			74,935,926
Software 3.2%			
Microsoft Corp.	United States	9,911,940	295,177,573

Mutual Shares Fund

Statement of Investments, September 30, 2012 (unaudited) (continued)

Mutual Shares Fund

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

[†]Rounds to less than 0.1% of net assets.
[*]The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]See Note 5 regarding restricted securities.
[c]See Note 6 regarding holdings of 5% voting securities.
[d]At September 30, 2012, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
[e]Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
[f]Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2012, the aggregate value of these securities was $52,548,118, representing 0.38% of net assets.
[g]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2012, the aggregate value of these securities was $226,544,227, representing 1.65% of net assets.
[h]Security or a portion of the security has been pledged as collateral for open futures, forwards and written options contracts. At September 30, 2012, the aggregate value of these securities pledged as collateral was $51,117,846, representing 0.37% of net assets.
[i]A portion or all of the security is held in connection with written option contracts open at period end.
[j]The coupon rate shown represents the rate at period end.
[k]Income may be received in additional securities and/or cash.
[l]Defaulted security or security for which income has been deemed uncollectible.
[m]The security is traded on a discount basis with no stated coupon rate.
[n]At September 30, 2012, all repurchase agreements had been entered into on September 28, 2012.
[o]Security sold on a when-issued basis resulting in a short position. As such, the Fund is not subject to the deposit requirement or fees and expenses associated with short sale transactions.

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of seven funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivatives trade in the OTC market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Certain funds entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the asset underlying the futures contract. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

Certain funds entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds' investment objectives.

Certain funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price, interest rate, and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral.

The following Funds have invested in derivatives during the period.

Mutual Beacon Fund (Beacon) – Futures, forwards and options

Mutual European Fund (European) – Futures, forwards and options

Mutual Financial Services Fund (Financial Services) –Futures, forwards and options Mutual Global Discovery Fund (Global Discovery) – Futures, forwards and options Mutual International Fund (International) – Forwards

Mutual Quest Fund (Quest) – Futures, forwards and options Mutual Shares Fund (Shares) –Futures, forwards and options

5. RESTRICTED SECURITIES

At September 30, 2012, the Funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal Amount/Shares/Units/Warrants	Issuer	Acquisition Dates	Cost	Value
Mutual Beacon Fund				
4,353,435	AET&D Holdings No. 1 Pty. Ltd.	10/13/10	$ -	$ -
13,163	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10	13,163	-
15,831,950	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
35,242	FE Capital Holdings Ltd.	8/29/03 - 3/10/08	5,438,813	-
19,805,560	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
1,065,450	First Southern Bancorp Inc.	1/27/10 - 7/07/10	22,480,995	9,972,505
1,821	First Southern Bancorp Inc., cvt. pfd., C	1/27/10 - 7/07/10	1,821,000	6,458,431
2,846,329	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,890,264	1,163,551
16,905,297	International Automotive Components Group North America, LLC	1/12/06 - 10/10/07	16,616,155	6,392,062
163,895	NCB Warrant Holdings Ltd., A	12/16/05 - 3/11/08	1,543,383	-
106,700	Olympus Re Holdings Ltd.	12/19/01	10,021,705	-
23,726	PMG LLC	3/22/04	1,660,837	2,270,602
6,979,029 [a]	Realogy Corp., cvt., senior sub. note, A, 144A, 11.00%, 4/15/18	7/16/12	5,733,648	6,699,868
	Total Restricted Securities (0.68% of Net Assets)		$ 67,219,963	$ 32,957,019

[a] The Fund also invests in unrestricted securities or other investments in the issuer, valued at $11,233,732 as of September 30, 2012.

Principal Amount/Shares/Units/Warrants	Issuer	Acquisition Dates	Cost	Value
Mutual European Fund				
16,127,149	Euro Wagon LP	12/08/05 - 1/02/08	$ 6,282,509	$ 13,045,051
16,080	Olympus Re Holdings Ltd.	12/19/01	1,510,300	-
	Total Restricted Securities (0.74% of Net Assets)		$ 7,792,809	$ 13,045,051

Principal Amount/Shares/Units/Warrants	Issuer	Acquisition Dates	Cost	Value
Mutual Financial Services Fund				
490,308	AET&D Holdings No. 1 Pty. Ltd.	10/13/10	$ -	$ -
456,903	The Bankshares Inc.	3/22/07	4,569,030	1,917,654
42,649	Capital Bank Financial Corp., A, 144A	12/16/09 - 7/02/10	852,980	729,298
153,021	Capital Bank Financial Corp., B, 144A, non-voting	12/16/09 - 7/02/10	3,060,420	2,616,659
5,268	Elephant Capital Holdings Ltd.	8/29/03 - 3/10/08	814,629	-
4,357,178	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
110,792	First Southern Bancorp Inc.	1/27/10 - 7/07/10	2,337,711	1,037,002
190	First Southern Bancorp Inc., cvt. pfd., C	1/27/10 - 7/07/10	190,000	673,861
3,000,000	Hightower Holding LLC, pfd., A	3/31/08 - 1/05/10	2,362,324	2,685,060
968,000	Hightower Holding LLC, pfd., A, Series 2	6/10/10 - 5/10/12	2,420,000	2,165,939
146,863	Imagine Group Holdings Ltd.	8/31/04	1,504,097	1,725,435
25,741	NCB Warrant Holdings Ltd., A	12/16/05 - 3/10/08	242,386	-
7,480	Olympus Re Holdings Ltd.	12/19/01	702,552	-
96,850	Star Asia Finance Ltd., 144A	2/22/07 - 5/18/07	9,836,925	149,149
6,964 [a]	West Coast Bancorp, wts., C, 10/23/16	10/23/09	-	957,390
	Total Restricted Securities (4.24% of Net Assets)		$ 28,893,054	$ 14,657,447

[a] The Fund also invests in unrestricted securities or other investments in the issuer, valued at $5,630,000 as of September 30, 2012.

Mutual Shares Fund

14,234,065		AET&D Holdings No. 1 Pty. Ltd.	10/13/10	$ -	$ -
23,775		Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10	23,775	-
43,105,703		CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
64,834		Elephant Capital Holdings Ltd.	8/29/03 - 3/10/08	10,025,406	-
53,924,666		FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
453,016		First Southern Bancorp Inc.	1/27/10 - 7/07/10	9,558,638	4,240,184
774		First Southern Bancorp Inc., cvt. pfd., C	1/27/10 - 7/07/10	774,000	2,745,099
7,234,813		International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	4,804,678	2,957,519
46,695,640		International Automotive Components Group North America, LLC	1/12/06 - 10/10/07	45,928,057	17,656,088
301,530		NCB Warrant Holdings Ltd., A	12/16/05 - 3/10/08	2,839,451	-
202,380		Olympus Re Holdings Ltd.	12/19/01	19,008,365	-
25,534,918	a	Realogy Corp., cvt., senior sub. note, A, 144A, 11.00%, 4/15/18	7/16/12	20,978,311	24,513,521
43,036	b	West Coast Bancorp, wts., C, 10/23/16	10/23/09	-	5,916,460
		Total Restricted Securities (0.42% of Net Assets)		$ 113,940,681	$ 58,028,871

[a]The Fund also invests in unrestricted securities or other investments in the issuer, valued at $47,888,735 as of September 30, 2012.
[b]The Fund also invests in unrestricted securities or other investments in the issuer, valued at $34,789,347 as of September 30, 2012.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Funds for the nine months ended September 30, 2012, were as shown below.

Name of Issuer	Number of Shares/Warrants Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares/Warrants Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Mutual Beacon Fund							
Controlled Affiliates[a]							
PMG LLC	26,731	-	3,005	23,726	$ 2,270,602	$ -	$ 77,132
Non-Controlled Affiliates							
CB FIM Coinvestors LLC	15,831,950	-	-	15,831,950	$ -	$ -	$ -
Farmer Brothers Co.	885,710	-	860,916	24,794	- [b]	-	(3,420,304)
First Southern Bancorp Inc.	1,065,450	-	-	1,065,450	9,972,505	4,996,961	-
First Southern Bancorp Inc., cvt. pfd., C	1,821	-	-	1,821	6,458,431	3,306,936	-
Polaris Financial Technology Ltd.	4,506,423	2,436,292	-	6,942,715	17,117,316	182,023	-
Total Non-Controlled Affiliates					$ 33,548,252	$ 8,485,920	$ (3,420,304)
Total Affiliated Securities (0.93% of Net Assets)					$ 35,818,854	$ 8,485,920	$ (3,343,172)

Mutual European Fund							
Controlled Affiliates[a]							
Euro Wagon LP (0.74% of Net Assets)	16,127,149	-	-	16,127,149	$ 13,045,051	$ -	$ -
Mutual Financial Services Fund							
Non-Controlled Affiliates							
AB&T Financial Corp.	226,100	-	-	226,100	$ 146,965	$ -	$ -
Protector Forsikring ASA	4,479,410	-	-	4,479,410	10,088,321	-	-
Total Affiliated Securities (2.96% of Net Assets)					$ 10,235,286	$ -	$ -
Mutual Global Discovery Fund							
Non-Controlled Affiliates							
Farmer Brothers Co.	881,753	-	857,069	24,684	$ - [b]	$ -	$ (4,791,240)
Imagine Group Holdings Ltd.	1,211,855	-	-	1,211,855	14,237,600	-	-
Total Affiliated Securities (0.08% of Net Assets)					$ 14,237,600	$ -	$ (4,791,240)
Mutual Quest Fund							
Non-Controlled Affiliates							
Imagine Group Holdings Ltd.	749,466	-	-	749,466	$ 8,805,176	$ -	$ -
KGen Power Corp., 144A	4,884,661	492,800	-	5,377,461	45,439,546	-	-
White River Capital Inc.	549,751	-	-	549,751	12,418,875	412,313	-
Total Affiliated Securities (1.32% of Net Assets)					$ 66,663,597	$ 412,313	$ -
Mutual Shares Fund							
Controlled Affiliates[a]							
CB FIM Coinvestors LLC	43,105,703	-	-	43,105,703	$ -	$ -	$ -
Non-Controlled Affiliates							
AboveNet Inc.	1,756,555	-	1,756,555	-	$ -	$ -	$ 97,472,446
Alexander's Inc.	326,675	-	-	326,675	139,650,296	3,675,094	-
Community Health Systems Inc.	4,806,000	-	2,415,890	2,390,110	- [b]	-	(24,368,644)
Federal Signal Corp.	3,360,800	-	-	3,360,800	21,240,256	-	-
GLCP Harrah's Investment LP	22,185,100	-	22,185,100	-	-	-	-
Guaranty Bancorp	5,731,834	-	-	5,731,834	11,578,305	-	-
International Automotive Components Group Brazil LLC	7,234,813	-	-	7,234,813	2,957,519	-	-
International Automotive Components Group North America, LLC	46,695,640	-	-	46,695,640	17,656,088	-	-
West Coast Bancorp	1,469,240	-	-	1,469,240	33,087,285	-	-
West Coast Bancorp, cvt. pfd., B	7,558	-	-	7,558	1,702,062	-	-
West Coast Bancorp, wts., C, 10/23/16	43,036	-	-	43,036	5,916,460	-	-
White Mountains Insurance Group Ltd.	729,457	-	-	729,457	374,459,456	729,457	-
Total Non-Controlled Affiliates					$ 608,247,727	$ 4,404,551	$ 73,103,802
Total Affiliated Securities (4.43% of Net Assets)					$ 608,247,727	$ 4,404,551	$ 73,103,802

[a] Issuer in which the Fund owns 25% or more of the outstanding voting securities.

[b] As of September 30, 2012, no longer an affiliate.

Mutual European Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Diversified Telecommunication Services	$ 32,788,592	$ -	$ 536,487	$ 33,325,079
Energy Equipment & Services	14,753,020	-	15,530,897	30,283,917
Real Estate Management & Development	-	-	688,121	688,121
Road & Rail	-	-	13,045,051	13,045,051
All Other Equity Investments[c]	1,503,672,031	-	- [b]	1,503,672,031
Corporate Notes and Senior Floating Rate Interests	-	7,515,106	-	7,515,106
Corporate Bonds and Notes in Reorganization	-	3,050,000	-	3,050,000
Short Term Investments	127,966,151	31,100,000	-	159,066,151
Total Investments in Securities	$ 1,679,179,794	$ 41,665,106	$ 29,800,556	$ 1,750,645,456
Forward Exchange Contracts	$ -	$ 4,648,445	$ -	$ 4,648,445
Liabilities:				
Futures Contracts	434,156	-	-	434,156
Forward Exchange Contracts	-	30,837,292	-	30,837,292
Mutual Financial Services Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Commercial Banks	$ 71,074,914	$ 4,446,806	$ 7,931,864 [b]	$ 83,453,584
Consumer Finance	7,846,063	541	-	7,846,604
Diversified Financial Services	31,601,872	-	4,850,999	36,452,871
Insurance	140,523,881	-	1,725,435 [b]	142,249,316
Real Estate Management & Development	2,571,697	-	149,149	2,720,846
All Other Equity Investments[c]	36,831,465	-	- [b]	36,831,465
Corporate Notes	-	2,861,363	-	2,861,363
Companies in Liquidation	-	-	- [b]	-
Short Term Investments	15,993,287	10,300,000	-	26,293,287
Total Investments in Securities	$ 306,443,179	$ 17,608,710	$ 14,657,447	$ 338,709,336
Forward Exchange Contracts	$ -	$ 179,151	$ -	$ 179,151
Liabilities:				
Futures Contracts	34,955	-	-	34,955
Forward Exchange Contracts	-	3,066,849	-	3,066,849
Mutual Global Discovery Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Auto Components	$ -	$ -	$ 11,495,316	$ 11,495,316
Commercial Banks	1,093,558,850	-	65,782,349 [b]	1,159,341,199
Consumer Finance	-	4,877	-	4,877
Diversified Financial Services	641,360,496	-	6,820,022	648,180,518
Diversified Telecommunication Services	122,928,764	-	635,682 [b]	123,564,446
Insurance	1,271,098,980	-	14,237,600 [b]	1,285,336,580
Real Estate Management & Development	60,323,680	-	19,343,979	79,667,659
All Other Equity Investments[c]	12,404,280,396	-	- [b]	12,404,280,396
Corporate Bonds, Notes and Senior Floating Rate Interests	-	610,247,309	-	610,247,309
Corporate Notes and Senior Floating Rate Interests in Reorganization	-	244,105,400	- [b]	244,105,400
Companies in Liquidation	-	100,865	- [b]	100,865
Short Term Investments	1,297,768,663	68,065,075	-	1,365,833,738
Total Investments in Securities	$ 16,891,319,829	$ 922,523,526	$ 118,314,948	$ 17,932,158,303
Forward Exchange Contracts	$ -	$ 12,680,657	$ -	$ 12,680,657
Liabilities:				
Securities Sold Short	18,154,244	-	-	18,154,244
Futures Contracts	1,529,926	-	-	1,529,926
Forward Exchange Contracts	-	105,988,730	-	105,988,730

Mutual International Fund				
Assets:				
Investments in Securities:				
Equity Investments[a,c]	$ 30,012,279	$ -	$ - [b]	$ 30,012,279
Short Term Investments	1,099,686	3,700,000	-	4,799,686
Total Investments in Securities	$ 31,111,965	$ 3,700,000	$ -	$ 34,811,965
Forward Exchange Contracts	$ -	$ 35,970	$ -	$ 35,970
Liabilities:				
Forward Exchange Contracts	-	648,503	-	648,503
Mutual Quest Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Auto Components	$ 59,355,522	$ -	$ 6,189,316	$ 65,544,838
Consumer Finance	12,418,875	5,234	-	12,424,109
Diversified Telecommunication Services	74,185,817	-	642,841 [b]	74,828,658
Electric Utilities	80,958,625	45,439,546	- [b]	126,398,171
Insurance	347,468,220	-	8,805,176 [b]	356,273,396
Real Estate Management & Development	-	-	29,724,498	29,724,498
All Other Equity Investments[c]	2,923,911,376	-	- [b]	2,923,911,376
Options Purchased	21,759,528	849,627	-	22,609,155
Corporate Bonds, Notes and Senior Floating Rate Interests	-	528,935,533	6,850,703	535,786,236
Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization	-	419,030,630	- [b]	419,030,630
Companies in Liquidation	-	87,250	- [b]	87,250
Asset-Backed Securities	-	29,037,855	-	29,037,855
Municipal Bonds	-	48,929,832	-	48,929,832
Short Term Investments	295,202,640	68,340,234	-	363,542,874
Total Investments in Securities	$ 3,815,260,603	$ 1,140,655,741	$ 52,212,534	$ 5,008,128,878
Forward Exchange Contracts	$ -	$ 3,035,696	$ -	$ 3,035,696
Liabilities:				
Options Written	8,202,852	-	-	8,202,852
Securities Sold Short	-	50,989,354	-	50,989,354
Futures Contracts	328,065	-	-	328,065
Forward Exchange Contracts	-	22,558,101	-	22,558,101
Mutual Shares Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Auto Components	$ -	$ -	$ 20,613,607	$ 20,613,607
Commercial Banks	467,817,091	33,829,677	12,901,743 [b]	514,548,511
Consumer Finance	-	11,140	-	11,140
Diversified Telecommunication Services	11,375,311	-	1,456,987 [b]	12,832,298
Real Estate Management & Development	23,844,725	-	51,091,201	74,935,926
All Other Equity Investments[c]	10,803,313,357	-	- [b]	10,803,313,357
Corporate Bonds, Notes and Senior Floating Rate Interests	-	567,854,607	-	567,854,607
Corporate Notes and Senior Floating Rate Interests in Reorganization	-	116,540,436	- [b]	116,540,436
Companies in Liquidation	-	220,019	- [b]	220,019
Short Term Investments	1,524,332,762	57,673,799	-	1,582,006,561
Total Investments in Securities	$ 12,830,683,246	$ 776,129,678	$ 86,063,538	$ 13,692,876,462
Forward Exchange Contracts	$ -	$ 6,388,252	$ -	$ 6,388,252
Liabilities:				
Options Written	233,118	-	-	233,118
Securities Sold Short	14,869,566	-	-	14,869,566
Futures Contracts	869,716	-	-	869,716
Forward Exchange Contracts	-	39,689,418	-	39,689,418
Unfunded Loan Commitments	-	2,112,033	-	2,112,033

[a] Includes common, convertible preferred and preferred stocks as well as other equity investments.
[b] Includes securities determined to have no value at September 30, 2012.
[c] For detailed categories, see the accompanying Statements of Investments.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 investments as of September 30, 2012, are as follows:

Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/Range
Mutual Beacon Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Auto Components	$ 6,392,062	Market comparables	Discount for lack of marketability	15%
			EV / EBITDA multiple	3.4x
Commercial Banks	16,430,936	Market comparables	Discount for lack of marketability	10%
			Price / tangible book multiple	1.0x
Real Estate Management & Development	36,070,404	Market comparables	Discount for lack of marketability	8%
Mutual European Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Energy Equipment & Services	$ 15,530,897	Estimated liquidation value	Asset valuation appraisals	$389.3 million
			Net debt	$50 million
Road & Rail	13,045,051	Market comparables	Discount for lack of marketability	15%
Mutual Financial Services Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Commercial Banks	$ 7,931,864	Market comparables	Discount for lack of marketability	5% - 10%
			Price / tangible book multiple	1.0x - 1.2x
		Option pricing model	Stock price volatility	53.7%
Diversified Financial Services	4,850,999	Option pricing model	Stock price volatility	28.4%
Insurance	1,725,435	Market comparables	Discount for lack of marketability	5%
			Price / book multiple	1.0x
Mutual Quest Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Auto Components	$ 5,223,322	Market comparables	Discount for lack of marketability	15%
			EV / EBITDA multiple	3.4x
Insurance	8,805,176	Market comparables	Discount for lack of marketability	5%
			Price / book multiple	1.0x
Real Estate Management & Development	29,724,498	Market comparables	Discount for lack of marketability	8%
Corporate Bonds, Notes and Senior Floating Rate Interests	6,850,703	Discounted cash flow model	Benchmark yield	7.6%
			Yield spread	3.4%
Mutual Shares Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Auto Components	$ 17,656,088	Market comparables	Discount for lack of marketability	15%
			EV / EBITDA multiple	3.4x
Real Estate Management & Development	51,091,201	Market comparables	Discount for lack of marketability	8%

[a] Includes common, convertible preferred and preferred stocks as well as other equity investments.

The significant unobservable inputs used in the fair value measurement of Beacon’s, Quest’s and Shares’ investment in auto components companies are an enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) multiple and a discount for lack of marketability. A significant and reasonable increase or decrease in the EV to EBITDA multiple would result in a significant increase or decrease in the fair value measurement. A significant and reasonable increase or decrease in the discount for lack of marketability would result in a significant decrease or increase in the fair value measurement.

The significant unobservable inputs used in the fair value measurement of Beacon’s and Financial Services’ investments in commercial banks companies are the price to tangible book multiple, a discount for lack of marketability and stock price volatility. A significant and reasonable increase or decrease in the price to tangible book multiple would result in a significant increase or decrease in the fair value measurement. A significant and reasonable increase or decrease in the discount for lack of marketability would result in a significant decrease or increase in the fair value measurement. A significant and reasonable increase or decrease in the stock price volatility would result in a significant increase or decrease in the fair value measurement.

The significant unobservable input used in the fair value measurement of Financial Services’ investments in diversified financial services companies is stock price volatility. A significant and reasonable increase or decrease in the input would result in a significant increase or decrease in the fair value measurement.

The significant unobservable inputs used in the fair value measurement of European’s investment in energy equipment & services companies are the company’s underlying asset valuations based on appraisals from relevant equipment dealers and the assumed net debt of the underlying company. A significant and reasonable increase or decrease in the valuations of the underlying assets would result in a significant increase or decrease in the fair value measurement. A significant and reasonable increase or decrease in the assumed net debt would result in a significant decrease or increase in the fair value measurement.

The significant unobservable inputs used in the fair value measurement of Financial Services’ and Quest’s investment in insurance companies are the price to book multiple and a discount for lack of marketability. A significant and reasonable increase or decrease in the price to book multiple would not result in a significant increase or decrease in the fair value measurement. A significant and reasonable increase or decrease in the discount for lack of marketability would result in a significant decrease or increase in the fair value measurement.

The significant unobservable input used in the fair value measurement of Beacon’s, Quest’s and Shares’ investment in real estate management & development companies is a discount for lack of marketability. A significant and reasonable increase or decrease in the input would result in a significant decrease or increase in the fair value measurement.

The significant unobservable input used in the fair value measurement of European’s investment in road & rail companies is a discount for lack of marketability. A significant and reasonable increase or decrease in the input would result in a significant decrease or increase in the fair value measurement.

The significant unobservable inputs used in the fair value measurement of Quest’s investment in corporate bonds, notes and senior floating rate interests are the benchmark yield and a yield spread. A significant and reasonable increase or decrease in each of these inputs would not result in a significant decrease or increase in the fair value measurement.

The differences in fair value measurements caused by significant and reasonable changes in any of these inputs, except the EV to EBITDA multiple inputs and the stock price volatility input in diversified financial services, would not materially impact the net asset of the funds.

8. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Mutual Series Funds

By /s/ Laura F. Fergerson
Laura F. Fergerson

FMSF N-Q PE 9/30/11

Chief Executive Officer –
Finance and Administration
Date November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date November 27, 2012

By /s/ Robert G. Kubilis
Robert G. Kubilis
Chief Financial Officer and
Chief Accounting Officer
Date November 27, 2012